Borrowings (Details) $ in Thousands		1 Months Ended	3 Months Ended			4 Months Ended		5 Months Ended	6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Jan. 08, 2016 USD ($)	Jan. 31, 2014 USD ($)	Mar. 23, 2016 USD ($)	Mar. 30, 2015 USD ($)	Mar. 27, 2015 USD ($)	Apr. 20, 2015 USD ($)	Apr. 16, 2015 USD ($)	May. 31, 2015 USD ($)	Jun. 30, 2013 USD ($)	Sep. 22, 2014 USD ($)	Sep. 30, 2013 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)	Nov. 01, 2013 USD ($)
Debt Instrument [Line Items]
Amount released from escrow													$ 0	$ 33,429	$ 64,750
Amount outstanding													411,292	433,389
Unamortized discount													2,464	3,459
Outstanding balance													194,569	153,349
Long- term debt													598,078
Available amount of loan facility													$ 60,000
Navios Joy
Debt Instrument [Line Items]
Amount released from escrow											$ 47,000
Navios Harmony
Debt Instrument [Line Items]
Amount released from escrow												$ 17,750
Navios Sun and Navios La Paix
Debt Instrument [Line Items]
Amount released from escrow		$ 33,429
Term Loan B Facility
Debt Instrument [Line Items]
Debt amount									$ 250,000
Interest rate description													LIBOR
Interest rate percentage									4.25%
Debt instrument term									5 years
Initial percentage of issuance of debt									98.00%
Interest percentage amortization rate of debt issued									1.00%
Amounts held in escrow, through Term Loan B proceeds used									$ 98,179
Number of vessels acquired									4
Unamortized discount									$ 5,000
Description of terms of credit facility													Five-year term with 1.0% amortization profile and was issued at 98.0% (at a discount of $5,000).
Term Loan B Facility Addition
Debt Instrument [Line Items]
Debt amount																	$ 189,500
Initial percentage of issuance of debt																	100.00%
Number of vessels acquired																	5
Description of terms of credit facility													The add-on to the Term Loan B facility bears the same terms as Term Loan B facility and was issued at 100%. Navios Partners used the net proceeds to partially finance the acquisition of five Container vessels.
Term Loan B including addition
Debt Instrument [Line Items]
Amount outstanding													$ 411,292	$ 433,389
Unamortized discount													2,464
Balloon payment on the last repayment date													411,292
Long term debt, net													$ 408,828
Repayment of debt				$ 21,000
Write-off of deferred financing fees				256
Term Loan B including addition | Subsequent Event
Debt Instrument [Line Items]
Repayment of debt			$ 3,000
August 2012 Credit Facility
Debt Instrument [Line Items]
Repayment of debt									41,225
Write-off of deferred financing fees									707
July 2012 Credit Facility
Debt Instrument [Line Items]
Interest rate description													LIBOR
Balloon payment on the last repayment date													$ 58,223
Outstanding balance													$ 88,282
Repayment of debt					$ 2,346				$ 101,614
July 2012 Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Repayment of debt	$ 16,235
July 2012 Credit Facility | First seven installments
Debt Instrument [Line Items]
Repayment installments													7
Repayment amount													$ 3,456
July 2012 Credit Facility | Eighth installment
Debt Instrument [Line Items]
Repayment installments													1
Repayment amount													$ 5,868
September 2014 Credit Facility
Debt Instrument [Line Items]
Debt instrument term										5 years
Credit facility										$ 56,000
Number of loan tranches										2
Balloon payment on the last repayment date										$ 14,250
Outstanding balance				53,938
Repayment installments										20
Repayment frequency													quarterly
Repayment amount										$ 688
Interest rate percentage										3.00%
Interest rate description													LIBOR plus 3,00%
Repayment of debt				21,312
Write-off of deferred financing fees				$ 314
September 2014 Credit Facility After The Amendment
Debt Instrument [Line Items]
Balloon payment on the last repayment date													$ 14,250
Outstanding balance													$ 29,424
Repayment installments													16
Repayment frequency													quarterly
September 2014 Credit Facility After The Amendment | First eleven installments
Debt Instrument [Line Items]
Repayment installments													11
Repayment amount													$ 1,067
September 2014 Credit Facility After The Amendment | From twelfth to sixteenth installment
Debt Instrument [Line Items]
Repayment installments													5
Repayment amount													$ 688
April 2015 Credit Facility
Debt Instrument [Line Items]
Credit facility							$ 164,000
Number of loan tranches							2
Balloon payment on the last repayment date													$ 38,431
Repayment installments													26
Repayment frequency													quarterly
Repayment amount													$ 1,478
Interest rate percentage							2.75%
Interest rate description													LIBOR plus 2,75%
Amount drawn down						$ 76,863
Cancellation of undrawn amount																$ 83,000
Final maturity date													Apr. 20, 2022
Navios Holdings Credit Facility
Debt Instrument [Line Items]
Credit facility								$ 60,000
Outstanding balance													$ 0
Interest rate percentage								3.00%
Interest rate description													LIBOR plus 3,00%
Available amount of loan facility													$ 60,000
Final maturity date													Jan. 02, 2017